Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, net			$ 37,300	$ 23,800				$ 33,900
Depreciation expenses			10,300	12,200		$ 12,400
Less accumulated depreciation			(100,600)	(91,700)
Total property, plant and equipment, net			37,300	23,800
Property Plant and Equipment Gross Excluding Land			136,700	114,300
Property Plant and Equipment Net Excluding Land			36,100	22,600
Land One Gross			1,200	1,200
LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net			88,500	89,500				$ 83,700
Depreciation expenses			49,900	40,100		$ 43,000
Entertainment One Film And Television Business [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 22,273				$ 28,696		$ 31,079
Depreciation expenses	6,815	$ 5,293			7,028		6,808
Less accumulated depreciation	(24,467)				(17,680)		(11,359)
Total property, plant and equipment, net	22,273				28,696		31,079
Distribution Equipment | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			19,300	19,100
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			34,400	27,600
Leasehold improvements | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			66,100	58,700
Leasehold improvements | Entertainment One Film And Television Business [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,148				16,108		16,035
Property and Equipment | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			26,000	23,800
Computer Equipment and Software | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			236,100	241,600
Depreciable Assets | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			347,500	343,200
Less accumulated depreciation and amortization			(260,200)	(254,900)
Property and equipment, net			87,300	88,300
Land | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net			1,200	1,200
Property and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			18,100	15,200
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 84,200	$ 71,500
Computer software and hardware [Member] | Entertainment One Film And Television Business [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	27,980				27,802		16,969
Furniture and fixtures | Entertainment One Film And Television Business [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,612				$ 2,466		$ 9,434